Other Income	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Income [Abstract]
OTHER INCOME

NOTE 3A — OTHER INCOME

Other income	For the 6 months period ended September 3, 2025	For the 6 months period ended September 30, 2024
Fair value gain on warrant liability	-	-
Miscellaneous Income	21,577	7
Sundry Balances written back	101,029	8,372
Profit on Termination of Lease		30,396
	122,606	38,775

NOTE 3A — OTHER INCOME

Other income	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Miscellaneous income	2,077	3,916	1,501
Reversal of expected credit allowance	12,493	-	-
Profit on termination of lease	30,034	-	-
Liabilities no longer required written back	14,011	1,635,651	360,878
Fair value gain on warrant liability	-	-	22,766
	$58,615	$1,639,567	$385,145

Liabilities no longer required written back

Liabilities no longer required written back for the year ended March 31, 2025 include payable for expenses no longer required to be paid of $14,011.

Since the borrowings had been repaid and the warrants had lapsed post-repayment, a provision for liabilities no longer required amounting to $1,585,730 in respect of the warrant obligation was written back for the year ended March 31, 2024. Further, provisions for staff costs and borrowings no longer required amounting to $49,921 were also written back during the year ended March 31, 2024.

Liabilities no longer required written back for the year ended March 31, 2023 includes provision for staff costs no longer required of $360,878.

Fair value gain on remeasurement of share warrant liability

Since the borrowings have been repaid and the warrants have lapsed post-repayment, there is no fair value gain on remeasurement of share warrant liability for the year ended March 31, 2024.

We have recognized fair value gain on remeasurement to the extent of $22,766 for the year ended March 31, 2023.